CONCENTRATIONS OF RISK (Details Narrative)	12 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2023 SGD ($)	Jun. 30, 2024 SGD ($)
Concentration Risk [Line Items]
Bank and cash balances	$ 25,263	$ 117,527	$ 34,237
Account receivable		$ 702,746	428,577
Concentration risk lender	lease and four borrowings were at fixed interest rates with one borrowing was at variable interest rate.
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customers B [Member]
Concentration Risk [Line Items]
Concentration risk, percentage		12.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customers C [Member]
Concentration Risk [Line Items]
Concentration risk, percentage		10.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customers D [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	11.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customers E [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	6.00%
Accounts Receivable [Member] | Credit Concentration Risk [Member] | Customers B [Member]
Concentration Risk [Line Items]
Account receivable		$ 122,861
Accounts Receivable [Member] | Credit Concentration Risk [Member] | Customers C [Member]
Concentration Risk [Line Items]
Account receivable		$ 37,302
Accounts Receivable [Member] | Credit Concentration Risk [Member] | Customers D [Member]
Concentration Risk [Line Items]
Account receivable			97,784
Accounts Receivable [Member] | Credit Concentration Risk [Member] | Customers E [Member]
Concentration Risk [Line Items]
Account receivable			$ 124,591